Risk management and financial instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk management and financial instruments
Risk management and financial instruments

The majority of gross earnings from the Company's drilling units are receivable in U.S. dollars and the majority of the Company's other transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. However, the Company has operations and assets in a number of countries worldwide and incurs expenditures in other currencies, causing its results from operations to be affected by fluctuations in currency exchange rates, primarily relative to the U.S. dollar. The Company is also exposed to changes in interest rates on floating interest rate debt, and to the impact of changes in currency exchange rates on NOK denominated debt. There is thus a risk that currency and interest rate fluctuations will have a negative effect on the value of the Company's cash flows.

Interest rate risk management

The Company's exposure to interest rate risk relates mainly to its floating interest rate debt and balances of surplus funds placed with financial institutions. This exposure is managed through the use of interest rate swaps and other derivative arrangements. The Company's objective is to obtain the most favorable interest rate borrowings available without increasing its foreign currency exposure. Surplus funds are generally used to repay revolving credit facilities, which yield higher returns than are available on fixed or overnight deposits with banks. Amounts available on revolving credit facilities can be drawn down with short term notice, in order to provide the Company with flexibility to meet all requirements for working capital and capital investments. The extent to which the Company utilizes interest rate swaps and other derivatives to manage its interest rate risk is determined by the net debt exposure.

Interest rate swap agreements not qualified as hedge accounting

At December 31, 2013, the Company had interest rate swap agreements with an outstanding principal of $9,776 million (December 31, 2012: $6,148 million). These agreements do not qualify for hedge accounting, and accordingly any changes in the fair values of the swap agreements are included in the consolidated statement of operations under "Gain/(loss) on derivative financial instruments". The total fair value of the interest rate swaps outstanding at December 31, 2013 amounted to a gross liability of $244 million and a net liability of $89 million due to master netting agreements with our counterparties (December 31, 2012: a gross and net liability of $383 million). The fair value of the interest rate swaps are classified as other current liabilities in our consolidated balance sheet as of December 31, 2013 and December 31, 2012.

The total realized and unrealized gains recognized in the consolidated statement of operations relating to interest rate swap agreements in 2013 amounted to $143 million (2012: loss of $129 million, 2011: loss of $302 million).

The Company's interest rate swap and cross currency interest rate swap agreements as at December 31, 2013, were as follows:

Maturity date	Total outstanding principal as at December 31, 2013	Receive rate	Pay rate range
	(In US$ millions)
Expiring in 2014	1,000	3 month LIBOR	2.06%	2.71%
Expiring in 2015	50	3 month LIBOR	4.63%	4.63%
Expiring in 2016	1,350	3 month LIBOR	2.14%	3.36%
Expiring in 2016	53	6 month LIBOR	3.83%	3.83%
Expiring in 2017	1,462	3 month LIBOR	0.74%	3.8%
Expiring in 2018	1,446	3 month LIBOR	1.1%	3.34%
Expiring in 2019	843	3 month LIBOR	1.11%	1.36%
Expiring in 2020	3,329	3 month LIBOR	1.11%	2.19%
Expiring in 2021	—	3 month LIBOR	—%	—%
Expiring in 2022	243	3 month LIBOR	1.38%	1.38%
Total	9,776

The counterparties to the above agreements are reputable financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are reputable financial institutions which have all provided loan finance to us and the interest rate swaps are related to those financing arrangements.

In October 2013, five interest rate swaps relating to our consolidated subsidiary Sevan, with a total outstanding principle of $606 million and maturities between June 2016 and July 2018, were terminated as part of Sevan entering into a new $1,750 million facility, see Note 23 to the consolidated financial statements included herein. The total exit cost was $19 million, and the loss recorded for the quarter was $4 million which is recorded in the consolidated statement of operations under " Gain/(loss) on derivative financial instruments".

Cross currency interest rate swaps not qualified as hedge accounting

At December 31, 2013 the Company had outstanding cross currency interest rate swaps with principal amounts of $786 million (December 31, 2012: $216 million) with maturity dates between February 2014 and October 2018 at fixed rates ranging from 4.33% to 6.18%. These agreements do not qualify for hedge accounting and accordingly any changes in the fair values of the swap agreements are included in the consolidated statement of operations under " Gain/(loss) on derivative financial instruments". The total fair value of cross currency interest swaps outstanding at December 31, 2013 amounted to a liability of $46 million (December 31, 2012: an asset of $7 million). The fair value of the cross currency interest swaps are classified as other current liabilities in the consolidated balance sheet as at December 31, 2013 and within other current assets as at December 31, 2012.

The total realized and unrealized losses recognized in the consolidated statement of operations relating to cross currency interest rate swap agreements in 2013 amounted to $10 million (2012: gain of $36 million, 2011: loss of $19 million).

Interest rate hedge accounting

The Ship Finance subsidiaries consolidated by the Company as variable interest entities (VIEs), have entered into interest rate swaps in order to mitigate the exposure to variability in cash flows for future interest payments on the loans taken out to finance the acquisition the respective rigs.  These interest rate swaps qualify for hedge accounting under US GAAP, and the instruments have been formally designated as a hedge to the underlying loan. When the hedge is effective, any changes in its fair value is included in "other comprehensive income". The effectiveness of hedging instruments is assessed at each reporting period. Below is a summary of the notional amount, fixed interest rate payable and duration of the outstanding principal as of December 31, 2013.

Variable interest entity	Outstanding principal as at December 31, 2013	Receive rate	Pay rate	Length of contract
	(In US$ millions)
SFL Linus Limited (West Linus)	4.0	1 month LIBOR	2.01%	Mar 2014 - Oct 2018
SFL Linus Limited (West Linus)	4.0	2 month LIBOR	2.01%	Mar 2014 - Nov 2018
SFL Linus Limited (West Linus)	237.5	3 month LIBOR	1.77%	Dec 2013 - Dec 2018

During the year, the interest rate swap relating to SFL Deepwater Limited (West Taurus) with principal $450 million matured in August 2013. In the year ended December 31, 2013 the above VIEs recorded fair value gains of $3 million on their interest rate swaps (December 31, 2012: gains of $20 million). These gains were recorded by those VIEs as "other comprehensive income" but due to their ownership by Ship Finance these gains are allocated to "non-controlling interest" in our consolidated statement of changes in equity.

Any change in fair value resulting from hedge ineffectiveness is recognized immediately in earnings. The VIEs and therefore the Company, did not recognize any gain or loss due to hedge ineffectiveness in the consolidated financial statements during the years ended December 31, 2013, 2012 and 2011 relating to derivative financial instruments.

Foreign exchange risk management

The Company and the majority of its subsidiaries use the U.S. dollar as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company's reporting currency is also U.S. dollars. The Company does, however, earn revenue and incur expenses in other currencies and there is thus a risk that currency fluctuations could have an adverse effect on the value of our cash flows.

Foreign currency forwards not qualified as hedge accounting

The Company uses foreign currency forward contracts and other derivatives to manage exposure to foreign currency risk on certain assets, liabilities and future anticipated transactions. Such derivative contracts do not qualify for hedge accounting treatment and are recorded in the consolidated balance sheet under current receivables if the contracts have a net positive fair value, and under other current liabilities if the contracts have a net negative fair value. At December 31, 2013, the Company had forward contracts to sell approximately $272 million between January 2014 and June 2014 at exchange rates ranging from NOK5.96 to NOK6.18 per US dollar. The total fair value of currency forward contracts December 31, 2013 amounted to a liability $3 million (December 31, 2012: an asset $4 million), and are classified as other current liabilities in the consolidated balance sheet.

During the year, we also entered into British Pounds Sterling (GBP) swap contracts to sell approximately GBP 40 million ($65 million) between March 2014 and June 2014 at an average exchange rate of GBP1.63 per US dollar. The total fair value of GBP currency swaps outstanding at December 31, 2013 amounted to an asset of $1 million (December 31, 2012: nil), and are classified as other current assets in the consolidated balance sheet as at December 31, 2013 and December 31, 2012.

The total realized and unrealized losses recognized in the consolidated statement of operations relating to foreign currency forward agreements in 2013 amounted to $49 million (2012: gain of $12 million, 2011: gain of $7 million).

Other arrangements

The Company from time to time may enter into swap agreements, forward contracts or other derivative arrangements based on assets or equity shares of the Company which provide flexible financing alternatives at a low cost.

Total Return Swap Agreements
During 2013, 2012 and 2011 the Company entered into and settled various TRS agreements which are indexed to the Company's own common shares. The total realized and unrealized gain recognized in the consolidated statement of operations relating to the Company's TRS agreements in 2013 was $19 million (2012: gain of $7 million, 2011: gain of $5 million). The fair value of the TRS agreements at December 31, 2013 was a liability of $2 million (December 31, 2012: a liability of $2 million). The fair values of the TRS agreements are classified as other current liabilities in the balance sheet as at December 31, 2013 and December 31, 2012. As of December 31, 2013 we had an outstanding agreement related to 1.4 million shares at NOK255.38 per share (2012: 2.0 million shares at NOK220.32 per share, 2011: 2.0 million shares at NOK242.80 per share). We generally settle these agreements in cash, or through further rolling of the agreements. We are in control of the settlement of these agreements.
Sevan share repurchase agreements
During 2013 the Company has entered into agreements in which the Company has sold its shares in Sevan Drilling to commercial banks and then entered into a share purchase agreement to repurchase the same amount of shares at a later date which is generally within three months from the date of entering into the sale agreement. As of December 31, 2013 the company has agreements for 216,065,464 Sevan Drilling shares to be repurchased on February 6, 2014 at a strike price of NOK4.04 and 81,828,500 Sevan Drilling shares to be repurchased on February 6, 2014 at a strike price of NOK4.07. These share repurchase agreements have been accounted for as secured borrowings and therefore the Company have recognized the liabilities associated with these repurchases in other current liabilities in the amount of $198 million as of December 31, 2013.
SapuraKencana share agreements
On September 18, 2013, we entered into two derivative contract agreements with a commercial bank which enabled the Company to obtain financing against a portion of our equity investment in SapuraKencana in which the Company received $250 million upfront as prepayment for one of the agreements. The agreements have a settlement date three years from the inception date and include an interest equivalent component which is based on the prepaid amount received and LIBOR plus 1.90% per annum. As part of these agreements, a number of shares in SapuraKencana were pledged as security, the value of which as at December 31, 2013 amounted to $666 million, and is presented as a long term marketable security on the consolidated balance sheet (see Note 14 to the consolidated financial statements included herein). The unrealized gains and losses resulting from measuring the fair value of these contracts at December 31, 2013 are a gross asset of $84 million, and a gross liability of $84 million which have been offset in the consolidated balance sheet and consolidated income statement as these agreements meet the criteria for offsetting. The $250 million received as a prepayment to the Company is included in other long-term liabilities. The agreements also contain financial covenants which are similar to the Company's bank loans, See Note 23 to the consolidated financial statements included herein.
Other derivative agreements
Total realized and unrealized gains and losses on other derivative instruments amounted to a gain of $30 million for 2013 (2012: gain of $77 million).

Credit risk

The Company has financial assets, including cash and cash equivalents, marketable securities, other receivables and certain amounts receivable on derivative instruments, mainly forward exchange contracts and interest rate swaps. These assets expose the Company to credit risk arising from possible default by the counterparty. The Company considers the counterparties to be creditworthy financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The Company, in the normal course of business, does not demand collateral. The credit exposure of interest rate swap agreements, currency option contracts and foreign currency contracts is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements. It is the Company's policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give the Company the legal right to discharge all or a portion of amounts owed to a counterparty by offsetting them against amounts that the counterparty owes to the Company.

Fair values of financial instruments

The carrying value and estimated fair value of the Company's financial instruments at December 31, 2013 and December 31, 2012 are as follows:

	December 31, 2013		December 31, 2012
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value
Cash and cash equivalents	744	744	318	318
Restricted cash	318	318	402	402
Current portion of long-term debt	1,566	1,566	2,066	2,066
Long-term portion of floating rate debt	8,793	8,793	6,287	6,287
Long term portion of fixed rate CIRR loans	150	150	218	218
Fixed interest loans	—	—	70	69
Fixed interest convertible bonds	704	577	872	561
Fixed interest bonds	1,837	1,842	1,360	1,342
Floating interest bonds	745	742	224	224

The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy.

The fair value of the current and long-term portion of floating rate debt is estimated to be equal to the carrying value since it bears variable interest rates, which are reset regularly and usually in the range between every one to six months. This debt is not freely tradable and cannot be purchased by the Company at prices other than the outstanding balance plus accrued interest. We have categorized this at level 2 on the fair value measurement hierarchy.

The fair value of the long-term portion of the fixed rate CIRR loans is equal to the carrying value, as they are matched with equal balances of restricted cash. We have categorized this at level 2 on the fair value measurement hierarchy.

The convertible bonds are freely tradable and their fair value has been set equal to the price at which they were traded at on December 31, 2013 and 2012. We have categorized this at level 1 on the fair value measurement hierarchy.

The fixed interest rate bonds are freely tradable and their fair value has been set equal to the price at which they were traded at on December 31, 2013 and December 31, 2012. We have categorized this at level 1 on the fair value measurement hierarchy.

Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	1,082	1,078	—	4
Interest rate swap contracts – short term receivable	5	—	5	—
Foreign exchange forwards – short term receivable	2	—	2	—
Other derivative instruments – short term receivable	2	—	2	—
Total assets	1,091	1,078	9	4

Liabilities:
Interest rate swap contracts – short term payable	94	—	94	—
Interest rate swap contracts – long term payable	2	—	2	—
Cross currency interest rate swap contracts – short term payable	46	—	46	—
Foreign exchange forwards – short term payable	3	—	3	—
Other derivative instruments – short term payable	2	—	2	—
Total liabilities	147	—	147	—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	333	329	—	4
Cross currency swap contracts – short term receivable	7	—	7	—
Foreign exchange forwards – short term receivable	4	—	4	—
Total assets	344	329	11	4

Liabilities:
Interest rate swap contracts – short term payable	388	—	388	—
Other derivative instruments – short term payable	8	—	8	—
Total liabilities	396	—	396	—

Roll forward of fair value measurements using unobservable inputs (Level 3):

(In US$ millions)
Beginning balance January 1, 2013	4
Realization	—
Purchase	—
Changes in fair value of bonds	—
Closing balance December 31, 2013	4

US GAAP emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, US GAAP establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level one input utilizes unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level two inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level two inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level three inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Quoted market prices are used to estimate the fair value of marketable securities, which are valued at fair value on a recurring basis.

The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

The fair values of interest rate swaps, cross currency interest rate swaps, and forward exchange contracts are calculated using well-established independent valuation techniques applied to contracted cash flows and LIBOR and NIBOR interest rates as of December 31, 2013.

The fair value of other derivative instruments is calculated using the closing prices of the underlying securities, dividends paid since inception and the interest charged by the counterparty.

Retained Risk

a) Physical Damage Insurance

The Company retains the risk, through self-insurance, for the deductibles relating to physical damage insurance on the Company's drilling unit fleet, currently a maximum of $5 million per occurrence.

b) Loss of Hire Insurance

The Company purchases insurance to cover the deepwater drilling units, one semi tender and the North Atlantic fleet for loss of revenue in the event of extensive downtime caused by physical damage, where such damage is covered under the Company's physical damage insurance. The Company's self-insured retentions under the loss of hire insurance are up to 60 days after the occurrence of the physical damage plus a 25% quota share on the Loss of Hire daily amount. Thereafter, under the terms of the insurance, the Company is compensated for loss of revenue for a period ranging from 210 days up to 290 days. The Company retains the risk that the repair of physical damage takes longer than the total number of days in the loss of hire policy.

Concentration of risk

The Company has financial assets, including cash and cash equivalents, marketable securities, other receivables and certain derivative instrument receivable amounts. These other assets expose the Company to credit risk arising from possible default by the counterparty. There is also a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with DnB NOR Bank ASA, Nordea Bank Finland Plc, Fokus Bank, and ING Bank N.V. The Company considers these risks to be remote.

In the years ended December 31, 2013, 2012 and 2011, the Company had the following customers with contract revenues greater than 10%:

(US$ millions)	2013	2012	2011
Petroleo Brasileiro S.A ("Petrobras")	16%	15%	17%
Total S.A Group ("Total")	14%	14%	15%
Statoil ASA ("Statoil")	14%	9%	7%
Exxon Mobil Corp ("Exxon")	12%	11%	10%
Royal Dutch Shell Group ("Shell")	7%	10%	10%